Consolidated Statements of Cash Flows ((Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of Cash Flows [Abstract]
Net income	$ (9,150)	$ 642,331
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	406,686	344,842
Amortization	16,525	16,063
Legal penalty expense	186,593
Changes in operating assets and liabilities:
Accounts receivable	8,569,502	433,849
Notes receivable	(218,774)	(1,342,240)
Inventories	(4,164,221)	(2,021,534)
Advances to suppliers	1,642,268	(649,082)
Advances to suppliers – related party	5,614,990	954,254
Other receivables	(215,706)	1,841,699
Accounts payable	(926,681)	(622,831)
Accounts payable – related party	2,991,949
Accrued expenses and other current liabilities	(236,889)	(55,948)
Notes payable	(1,868,422)	213,656
Advances from customers	(1,630,301)	683,445
Tax payable	(60,726)	(436,504)
Net cash provided by operating activities	10,097,643	2,000
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(71,552)	(578,739)
Proceeds from disposition of property, plant and equipment		21,899
Acquisition of CIP	(110,220)	(73,618)
Acquisition of intangible asset		(1,144,714)
Net cash used in investing activities	(181,772)	(1,775,172)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	17,872,955	19,050,453
Repayments on short-term borrowings	(34,246,554)	(19,050,453)
Proceeds from long-term borrowings	7,253,430
Proceeds from stock offering, net of offering costs		21,680,341
Advances from related parties	314,001	3,891,585
Repayments to related parties		(4,843,879)
Net cash (used in) provided by financing activities	(8,806,168)	20,728,047
Effect of exchange rate changes on cash and cash equivalents and restricted cash	92,204	663
Net increase in cash and cash equivalents and restricted cash	1,201,907	18,955,537
Cash and cash equivalents and restricted cash at the beginning of year	16,654,715	1,705,204
Cash and cash equivalents and restricted cash at the end of year	17,856,622	20,660,741
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	16,848,069	19,713,319
Restricted cash	1,008,553	947,422
Cash and cash equivalents at the end of year	17,856,622	20,660,741
Supplemental disclosures of cash flows information:
Cash paid for income taxes		278,733
Cash paid for interest	$ 642,540	$ 745,813